11. Going Concern (Details Narrative) - Quarterly (USD $)	12 Months Ended	15 Months Ended			3 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Net Loss	$ (870,320)	$ (2,607,768)			$ (601,399)
Net Cash Used in Operations		685,729			321,818
Working Capital Deficit					2,291,849
Stockholders Equity	$ (879,315)		$ (2,325,072)	$ (806,925)	$ (2,946,286)	$ (2,360,512)